Long-Term Payable	12 Months Ended
Jun. 30, 2026
Long-Term Payable [Abstract]
LONG-TERM PAYABLE

Note 7 — LONG-TERM PAYABLE

	As of June 30, 2026	As of June 30, 2025
Long-term payable, current	$—	$507,479
Long-term payable, non-current	—	—
Total	$—	$507,479

Long-term payable represents the remaining balance for desulfurizing towers of Top Diligence and Top Elegance, which was fully paid off in current period.